Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Borrowings
Short-term borrowings	¥ 250,000	$ 35,750	¥ 60,000
Long-term borrowings, non-current portion	2,000	$ 286	2,000
Bank loans
Borrowings
Short-term borrowings	250,000		60,000
Loan from a third party
Borrowings
Long-term borrowings, non-current portion	¥ 2,000		¥ 2,000